BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, no par value
Common Stock, shares authorized	90,000,000	90,000,000
Common Stock, shares issued	11,325,912	11,325,912
Common Stock, shares outstanding	9,878,861	9,878,861
Treasury shares, shares	1,447,051	1,447,051